Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income	$ 31,757	$ 21,337	$ 9,634
Denominator for basic net earnings per share	21,854,639	20,952,866	19,557,545
Employee stock options	1,439,808	1,935,198	2,176,093
Denominator for diluted net earnings per share	23,294,447	22,888,064	21,733,638
Basic net earnings per share	$ 1.45	$ 1.02	$ 0.49
Diluted net earnings per share	$ 1.36	$ 0.93	$ 0.44